Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Basis of accounting
(a)	Basis of accounting
The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”).
Principles of Consolidation
(b)	Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, and the VIEs for which the Company or subsidiaries of the Company are the primary beneficiaries. All significant inter-company transactions and balances between the Company, its subsidiaries, and the VIEs are eliminated upon consolidation. Results of acquired subsidiaries and VIEs are consolidated from the date on which control is transferred to the Company.

Use of Estimates
(c)	Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the year. Areas where management uses subjective judgment include, but are not limited to, estimating the useful lives of long-lived assets and intangible assets, identifying separate accounting units and estimating rebates related to revenue transactions, assessing the initial valuation of the assets acquired and liabilities assumed in a business combination and the subsequent impairment assessment of long-lived assets, intangible assets and goodwill, long-term investments, determining the provision for accounts receivable, inventories and prepayment for vehicle purchase cost, determining the value-added tax (“VAT”) receivables, accounting for deferred income taxes and accounting for the share-based compensation. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign Currency
(d)	Foreign Currency

The functional currency of the Company, its Cayman subsidiaries and Cheerbright, is the United States dollar (“US$”), whereas the functional currency of Hong Kong subsidiaries is the Hong Kong dollar (“HK$”), and the functional currency of the PRC subsidiaries and VIEs is the Chinese Renminbi (“RMB”) as determined based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. Transactions denominated in foreign currencies are re-measured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are re-measured at the balance sheet date exchange rate. Exchange gains and losses are included in other income, net in the consolidated statements of comprehensive income.

Assets and liabilities of the Company, its Cayman subsidiaries, Cheerbright and Hong Kong subsidiaries are translated into RMB at fiscal year-end exchange rates. Income and expense items are translated at average exchange rates prevailing during the fiscal year.

Convenience Translation
(e)	Convenience Translation

Amounts in United States dollars (“US$”) are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.9430 on December 30, 2016 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Cash and Cash Equivalents
(f)	Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand, demand deposits, time deposits and money market funds placed with banks or other financial institutions which are unrestricted as to withdrawal and use and have original maturities of three months or less.

Short-term Investments
(g)	Short-term Investments

Short-term investments represent bank deposits and adjustable-rate financial products with original maturities of greater than 3 months but less than 1 year and are measured at fair value. In accordance with ASC 825, Financial Instruments, for adjustable-rate financial products with the interest rate indexed to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income as interest income.

Restricted Cash
(h)	Restricted Cash
Restricted cash represents cash pledged to the bank as collateral for the Company’s notes payable.
Fair Value Measurements of Financial Instruments
(i)	Fair Value Measurements of Financial Instruments

Financial instruments of the Group primarily comprise of cash and cash equivalents, restricted cash, short-term investments, accounts receivable, amounts due from related parties, prepaid expenses and other current assets, other non-current assets, accrued expenses and other payables, notes payable, and amounts due to related parties. The carrying values of these financial instruments approximated their fair values due to the short-term maturity of these instruments.

ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace

Level 3 – Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Accounts Receivable and Allowance for Doubtful Accounts
(j)	Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable are carried at net realizable value. An allowance for doubtful accounts is recorded in the period when a loss is probable based on an assessment of specific evidence indicating troubled collection, historical experience, accounts aging and other factors. An accounts receivable balance is written off after all collection effort has ceased.

Inventories, net
(k)	Inventories, net

Inventories consist of new vehicles held for sale, stated at the lower of cost or market value. Cost is determined using the specific identification method. The Company’s purchase arrangements with certain automakers entitle the Company to receive a specified amount of cash rebates if certain conditions are met during the stated rebate periods. The Company accounts for these rebates in accordance with ASC 605-50, Revenue Recognition: Customer Payments and Incentives. Rebates relating to new vehicles purchased but still held by the Company as of the balance sheet date are recorded as a reduction to cost of inventories while rebates relating to new vehicles purchased and sold during the reporting period are recorded as a reduction to cost of revenues.

Adjustments are recorded to write down the cost of inventory to the estimated market value for slow-moving and damaged goods, which is dependent upon factors such as inventory aging, historical and forecasted consumer demand, and promotional environment. Write-downs are recorded in cost of revenues in the consolidated statements of comprehensive income.

Property and Equipment
(l)	Property and Equipment

Property and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Electronic equipment	3 – 5 years
Office equipment	3 – 5 years
Motor vehicles	4 – 5 years
Purchased and internally-developed software	3 – 5 years
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets

Repair and maintenance costs are charged to expense as incurred, whereas the costs of betterments that extend the useful life of property and equipment are capitalized as additions to the related assets. Retirements, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of comprehensive income.

Intangible Assets
(m)	Intangible Assets

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets acquired in a business combination were recognized initially at fair value at the date of acquisition. Intangible assets with finite useful lives are amortized using a straight-line method of amortization that reflects the estimated pattern in which the economic benefits of the intangible asset are to be consumed. The estimated useful life for the intangible assets is as follows:

Category	Estimated useful life
Trademark	3-15 years
Customer relationship	5 years
Websites	4 years
Domain names	4 years
Licensing agreements	1.75 years

Long-term Investments
(n)	Long-term Investments

The Company’s long-term investments consist of equity method investments. Investments in entities in which the Company can exercise significant influence and holds an investment in voting common stock or in-substance common stock (or both) of the investee but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”), Investments-Equity Method and Joint Ventures. Under the equity method, the Company initially records its investments at cost. The Company subsequently adjusts the carrying amount of the investments to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investments. The Company evaluates the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Goodwill
(o)	Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of an acquired business. The Group’s goodwill at December 31, 2015 and 2016 were related to its acquisition of Cheerbright, China Topside and Norstar. In accordance with ASC 350, Goodwill and Other Intangible Assets, recorded goodwill amounts are not amortized, but rather are tested for impairment annually or more frequently if there are indicators of impairment present.

Goodwill is tested for impairment at the reporting unit level on an annual basis (December 31 for the Company) and between annual tests if an event occurs or circumstances change that would more-likely-than-not reduce the fair value of a reporting unit below its carrying value. These events or circumstances include a significant change in stock prices, business environment, legal factors, financial performances, competition, or events affecting the reporting unit. Application of the goodwill impairment test requires judgment, including the identification of reporting units, assignment of assets and liabilities to reporting units, assignment of goodwill to reporting units, and determination of the fair value of each reporting unit. The estimation of fair value of reporting unit using a discounted cash flow methodology also requires significant judgments, including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the Company’s business, estimation of the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital. The estimates used to calculate the fair value of a reporting unit change from year to year based on operating results and market conditions. Changes in these estimates and assumptions could materially affect the determination of fair value and goodwill impairment for the reporting unit.

Management has determined that the Group represents the lowest level within the entity at which goodwill is monitored for internal management purposes. Management evaluated the recoverability of goodwill by performing a qualitative assessment before using a two-step impairment test approach at the reporting unit level. Based on an assessment of the qualitative factors, management determined that it is more-likely-than-not that the fair value of the reporting unit is in excess of its carrying amount. Therefore, management concluded that it was not necessary to proceed to the two-step goodwill impairment test. No impairment loss was recorded for any of the years presented.

If the Group reorganizes its reporting structure in a manner that changes the composition of one or more of its reporting units, goodwill is reassigned based on the relative fair value of each of the affected reporting units.

Impairment of Long-Lived Assets and Intangibles
(p)	Impairment of Long-Lived Assets and Intangibles

The Group evaluates its long-lived assets or asset group, including intangible assets with finite lives, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset or a group of long-lived assets may not be recoverable. When these events occur, the Group evaluates impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount of the asset group over its fair value. No impairment charge was recorded for any of the years presented.

Revenue Recognition
(q)	Revenue Recognition

The Group’s revenue is derived from media services, leads generation services and online marketplace. Revenue is recognized only when the price is fixed or determinable, persuasive evidence of an arrangement exists, the service is performed and collectability of the related fee is reasonably assured based on the guidance in ASC 605, Revenue Recognition.

Contracts are signed to establish significant terms such as the price and services to be provided. The Group considers the price for its services to be fixed and determinable when the Group and its customers have signed the contracts. The Group assesses the creditworthiness of its customers prior to signing the contracts to ensure collectability is reasonably assured. Non-refundable payments received before all of the relevant criteria for revenue recognition are satisfied and are to be recognized ratably over a period are recorded as deferred revenue.

Starting 2016, in order to better present the business, the Group changed its revenue reporting lines into media services, leads generation services and online marketplace, from advertising services and dealer subscription services, with the comparative figures for the years ended December 31, 2014 and 2015 revised accordingly.

Media services

Media services revenues mainly includes revenues from automaker advertising services and regional marketing campaigns conducted by certain automobile brands’ regional offices. The majority of the Group’s online advertising service arrangements involve multiple deliverables such as banner advertisements, links and logos, other media insertions and promotional activities that are delivered over different periods of time.

In determining its best estimated selling price for each deliverable, the Group considered its overall pricing model and objectives, as well as market or competitive conditions that may impact the price at which the Group would transact if the deliverable were sold regularly on a standalone basis. The Group monitors the conditions that affect its determination of selling price for each deliverable and reassesses such estimates periodically. Revenue is recognized ratably when the advertisements are published over the stated display period in the case of websites and mobile applications or when the services have been rendered in the case of promotional activities. The amount recognized is limited to the amount that is not contingent upon the delivery of additional deliverables or meeting other specified performance conditions.

Leads generation services

Leads generation services primarily includes revenues from (i) dealer subscription services, (ii) advertising services sold to individual dealer advertisers, and other value-added services. Under the dealer subscription services, the Group makes available throughout the subscription period a webpage linked to its websites where the dealers can publish information such as the pricing of their products, locations and addresses and other related information. Revenue is recognized ratably as services are provided over the subscription period.

Online marketplace

Online marketplace revenues mainly includes revenues from the new vehicle transaction business, which is composed of direct vehicle sales and commission-based services facilitating transactions on the Autohome Mall platform and other platform-based service fee. For direct vehicle sales, the Company recognizes revenue on a gross basis as it acts as the principal, is the primary obligor of the sales arrangements and is subject to inventory risk. Revenue from direct vehicle sales are recognized when a sales contract has been executed and the vehicle has been delivered. Under the commission-based service arrangements, the Company earns commission for the new vehicle transactions facilitated through the Autohome Mall platform. Commission revenue is recognized after the vehicles are delivered to customers.

Rebates and cash incentives provided to customers

The Group provides rebates to agency companies based on cumulative annual advertising and service volume or surrounding occasional activities. The Group estimates its obligations under such agreements based on an evaluation of the likelihood of the agency companies’ achievement of the advertising and service volume targets, giving consideration to the actual activity during the incentive period and, as appropriate, evaluation of the agency companies’ purchase trends and history.

The Group also provides cash incentives to automakers and dealers who participated in various incentive programs on the Group’s online transaction platform. The cash incentives are accounted for as a reduction of revenue in accordance with ASC 605-50, “Revenue Recognition: Customer Payments and Incentives”. However, for the cash incentives not within the scope of ASC 605-50 and provided to the end users for the promotional purpose, they are recognized as expense.

The Group has estimated and recorded rebates and cash incentives to agency companies, dealers and automakers cumulatively amounting to RMB395,175, RMB578,548 and RMB653,481 (US$94,121) for the years ended December 31, 2014, 2015 and 2016, as a reduction of revenue, respectively.

Cost of Revenues
(r)	Cost of Revenues

Cost of revenues consist primarily of bandwidth and internet data center fees, depreciation of the Group’s long-lived assets, amortization of acquired intangible assets, VAT and surcharges, content-related costs, cost of sales and write-downs of inventories and prepayment for vehicle purchase cost. Content-related costs primarily comprise of salaries and benefits for employees directly involved in revenue generation activities and other overhead expenses directly attributable to the provision of the media services, leads generation services and online marketplace. Cost of sales include vehicle purchase cost and other directly attributable costs. Rebates relating to new vehicles purchased and sold during the reporting period are recorded as a reduction to cost of revenues.

The Group’s business is subject to VAT, surcharges and cultural construction fees levied on advertising related sales in China. Pursuant to ASC 605-45, Revenue Recognition—Principal Agent Considerations, the group elected to present VAT, surcharges and cultural construction fees as cost of revenues on the consolidated statements of comprehensive income. For the years ended December 31, 2014, 2015 and 2016, the Company’s PRC subsidiaries and its VIEs excluding Beijing Prbrownies Software Co., Ltd. and Chengdu Prbrownies Software Co., Ltd. are subject to a 6% VAT for the media services and leads generation services provided and 17% for the direct vehicle sales under online marketplace. For Beijing Prbrownies Software Co., Ltd. and Chengdu Prbrownies Software Co., Ltd., they are entitled to 17% VAT for the dealer subscription services under leads generation services. Since November 2014 and December 2016, respectively, Beijing Prbrownies Software Co., Ltd. and Chengdu Prbrownies Software Co., Ltd. were entitled to a 14% VAT refund on the total VAT payable at the rate of 17% after registration of its software resolutions with the relevant authority.

Advertising Expenditures
(s)	Advertising Expenditures

Advertising expenditures which amounted to RMB266,942, RMB533,632 and RMB756,073 (US$108,897) for the years ended December 31, 2014, 2015 and 2016, respectively, are expensed as incurred and are included in sales and marketing expenses.

Product Development Expenses
(t)	Product Development Expenses

Product development expenses consist primarily of employee costs related to personnel involved in the development and enhancement of the Group’s service offerings on its websites and mobile applications. The Group recognizes these costs as expenses when incurred, unless they result in significant additional functionality, in which case they are capitalized.

The Group capitalized certain internally-developed software development costs in accordance with ASC subtopic 350-40 (“ASC 350-40”), Intangibles-Goodwill and Other: Internal-Use Software, amounting to nil, RMB1,326 and RMB6,126 (US$882) for the years ended December 31, 2014, 2015 and 2016, respectively. The Company capitalizes certain costs relating to software acquired, developed, or modified solely to meet the Company’s internal requirements and for which there are no substantive plans to market the software. These costs mainly includes salaries and benefits for employees who are directly associated with and who devote time to the internal-use software projects during the application development stage. Capitalized internal-use software costs are included in “Property and equipment, net”. The amortization expense for capitalized software costs amounted to nil, RMB93 and RMB1,227 (US$177) for the years ended December 31, 2014, 2015 and 2016, respectively. The unamortized amount of capitalized internal use software development costs was RMB1,233 and RMB6,132 (US$883) as of December 31, 2015 and 2016, respectively.

Leases
(u)	Leases

Leases are classified at the inception date as either a capital lease or an operating lease. The Group assesses a lease to be a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property’s estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. The Group has no capital leases for the years presented.

All other leases are accounted for as operating leases wherein rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Group leases office space and employee accommodation under operating lease agreements. Certain of the lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rental expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on straight-line basis over the term of the lease.

Notes payable
(v)	Notes payable

Notes payable represents short-term bank acceptance notes issued by financial institutions that entitle the holder to receive the stated amount from the financial institutions at the maturity date of the notes. The Group has utilized notes payable to settle amounts owed to the automakers.

Income Taxes
(w)	Income Taxes

The Group accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

The Group applies ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes. ASC 740 prescribes a recognition threshold a tax position is required to meet before being recognized in the financial statements. The Group has recorded unrecognized tax benefits in the other liabilities line item in the accompanying consolidated balance sheets. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as part of “income tax expense”, in the consolidated statements of comprehensive income.

The Group’s estimated liability for unrecognized tax benefits and the related interest and penalties are periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The actual benefits ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Company’s consolidated financial statements. Additionally, in future periods, changes in facts and circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which they occur.

Earnings Per Share
(x)	Earnings Per Share

Earnings per share are calculated in accordance with ASC 260-10, Earnings per Share: Overall. Basic earnings per share are computed by dividing net income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net income is allocated between the Class A and Class B ordinary shares based on their participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities to issue ordinary shares were exercised. The dilutive effect of outstanding share-based awards is reflected in the diluted earnings per share by application of the treasury stock method. The computation of the dilutive net income per share of Class A ordinary share assumes the conversion of Class B ordinary shares, while the diluted income per share of Class B ordinary share does not assume the conversion of those shares.

The participating rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting and conversion. As a result, and in accordance with ASC 260, the undistributed income for each year is allocated based on the contractual participating rights of the Class A and Class B ordinary shares as if the income for the year had been distributed. As the participating rights are identical, the undistributed income is allocated on a proportionate basis.

Comprehensive Income
(y)	Comprehensive Income

Comprehensive income is defined to include all changes in shareholders’ equity except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220-10, Comprehensive Income: Overall requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income includes foreign currency translation adjustments and is presented in the consolidated statement of comprehensive income. There have been no reclassifications out of accumulated other comprehensive income to net income for the years presented.

Noncontrolling interests
(z)	Noncontrolling interests

Noncontrolling interests are recognized to reflect the portion of the equity of majority-owned subsidiary which is not attributable, directly or indirectly, to the controlling shareholder. Non-controlling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of comprehensive income to distinguish the interests from that of the Company.

Segment Reporting
(aa)	Segment Reporting

In accordance with ASC 280-10, Segment Reporting: Overall, the Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews the consolidated results of operations when making decisions about allocating resources and assessing performance of the Group as a whole; hence, the Group has only one operating segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. As the Group’s long-lived assets and revenue are substantially located in and derived from the PRC, no geographical segments are presented.

Employee Benefits
(bb)	Employee Benefits

The full-time employees of the Company’s PRC subsidiaries and VIEs are entitled to staff welfare benefits including medical care, housing fund, pension benefits and unemployment insurance, which are governmental mandated defined contribution plans. These entities are required to accrue for these benefits based on certain percentages of the employees’ respective salaries, subject to certain ceilings, in accordance with the relevant PRC regulations, and make cash contributions to the state-sponsored plans out of the amounts accrued. The total expenses for the employee benefits plans were RMB61,532, RMB134,125 and RMB214,596 (US$30,908) for the years ended December 31, 2014, 2015 and 2016, respectively.

Share-based Compensation
(cc)	Share-based Compensation

Share-based awards granted to employees are accounted for under ASC 718, Compensation—Stock Compensation, which requires that share-based awards granted to employees be measured based on the grant date fair value and recognized as compensation expense over the requisite service period (which is generally the vesting period) in the consolidated statements of comprehensive income. The Company has elected to recognize compensation expense using the straight-line method for all share-based awards granted with service conditions that have a graded vesting schedule. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates.

Forfeiture rates are estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest. To the extent the Company revises these estimates in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. The Company, with the assistance of an independent third-party valuation firm, determined the fair value of the stock options granted to employees. The binomial option pricing model was applied in determining the estimated fair value of the options granted to employees. Subsequent to the IPO, fair value of the ordinary shares is the price of the Company’s publicly traded shares.

The Company accounts for a change in any of the terms or conditions of share-based awards as a modification in accordance with ASC subtopic 718-20, Compensation-Stock Compensation: Awards Classified as Equity, whereby the incremental fair value, if any, of a modified award, is recorded as compensation cost on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation cost is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

Government Grants
(dd)	Government Grants

Government grants primarily represent tax refunds for operating a business in certain jurisdictions and fulfilment of specified tax payment obligations, and subsidies. These grants are not subject to any specific requirements and are recorded when received in “other income, net” in the Company’s consolidated statements of comprehensive income. For the years ended December 31, 2014, 2015 and 2016, RMB2,984, RMB11,281 and RMB12,576 (US$1,811) of government grants were recorded as other income, net.

Recent Accounting Pronouncements
(ee)	Recent Accounting Pronouncements

In July 2015, the FASB issued ASU No. 2015-11, Simplifying the Measurement of Inventory (“ASU 2015-11”). The amendments in this update simplify the measurement of inventory. ASU 2015-11 states that an entity should measure inventory at the lower of cost and net realizable value. The amendments in ASU 2015-11 are effective for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The amendments in ASU 2015-11 should be applied prospectively with earlier application permitted as of the beginning of an interim or annual reporting period. The adoption of the guidance is not expected to have significant impact on the Company’s consolidated financial statements.

In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers-Deferral of the effective date (“ASU 2015-14”). The amendments in ASU 2015-14 defer the effective date of ASU No. 2014-09, Revenue from Contracts with Customers issued in May 2014. Further in 2016, as a clarification of the new revenue guidance, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers—Principal versus Agent Considerations (Reporting Revenue Gross versus Net) (“ASU 2016-08”), ASU No. 2016-10, Revenue from Contracts with Customers—Identifying Performance Obligations and Licensing (“ASU 2016-10”), ASU No. 2016-12, Revenue from Contracts with Customers—Narrow-Scope Improvements and Practical Expedients (“ASU 2016-12”), and ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers (“ASU 2016-20”). The amendments in ASU 2016-08, ASU 2016-10, ASU 2016-12 and ASU 2016-20 do not change the core principle of the guidance. All the above amendments regarding the new revenue guidance are effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company will apply the new revenue guidance beginning January 1, 2018 and will not early adopt. The Company has set up a revenue project team and is in the process of evaluating the contracts of each revenue stream to determine the impact on the Company’s consolidated financial statements. The Company plans to continue the evaluation, analysis, and documentation of its adoption of ASU 2014-09 (including those subsequently issued updates that clarify ASU 2014-09’s provisions) throughout 2017 and finalize determination of the impact that the adoption will have on its consolidated financial statements under the new standard.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes-Balance Sheet Classification of Deferred Taxes (“ASU 2015-17”). The amendments in this update simplify the presentation of deferred income taxes. ASU 2015-17 requires that deferred tax liabilities and assets be classified as noncurrent in a classified statement of financial position. The amendments in ASU 2015-17 are effective for fiscal years beginning after December 15, 2016 including interim periods within those fiscal years. Earlier application is permitted for all entities as of the beginning of an interim or annual reporting period. The amendments in this Update may be applied either prospectively to all deferred tax liabilities and assets or retrospectively to all periods presented. The Company will adopt the guidance on a retrospective basis starting from the first quarter of 2017 and present all the deferred tax assets and liabilities as non-current items on the Company’s consolidated balance sheets, including comparative periods.

In February 2016, the FASB issued ASU No. 2016-02, Leases (“ASU 2016-02”). Under the new provisions, all lessees will report a right-of-use asset and a liability for the obligation to make payments for all leases with the exception of those leases with a term of 12 months or less. All other leases will fall into one of two categories: (i) financing leases, similar to capital leases, which will require the recognition of an asset and liability, measured at the present value of the lease payments and (ii) operating leases which will require the recognition of an asset and liability measured at the present value of the lease payments. Lessor accounting remains substantially unchanged with the exception that no leases entered into after the effective date will be classified as leveraged leases. For sale leaseback transactions, the sale will only be recognized if the criteria in the new revenue recognition standard are met. It is expected to be effective for fiscal years and interim periods beginning after December 15, 2018 for public entities. Early application is permitted. The Company is currently evaluating the impact of adopting this guidance.

In March 2016, the FASB issued ASU No. 2016-09, Compensation—Stock Compensation: Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”). The amendments in ASU 2016-09 simplify the several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, forfeitures, and classification on the statement of cash flows. The amendments in ASU 2016-09 are effective for annual periods beginning after December 15, 2016, and interim periods within those annual periods. The adoption of the guidance is not expected to have significant impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”). The amendments in ASU 2016-15 address eight specific cash flow issues with the objective of reducing the existing diversity in practice. The amendments in ASU 2016-15 are effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The adoption of the guidance is not expected to have significant impact on the Company’s consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 320): Restricted Cash (“ASU 2016-18”). The amendments in ASU 2016-18 require that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The amendments in ASU 2016-18 are effective for annual periods beginning after December 15, 2017, and interim periods within those annual periods. The adoption of the guidance is not expected to have significant impact on the Company’s consolidated financial statements.

Concentration of Risk
(ff)	Concentration of Risk

Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investments and accounts receivable. As of December 31, 2015 and 2016, cash and cash equivalents, restricted cash and short-term investments altogether amounting to RMB4,169,053 and RMB5,733,321 (US$825,770), respectively, were deposited with various major reputable financial institutions located in the PRC and international financial institutions outside of the PRC. Management believes that these financial institutions are of high credit quality and continually monitors the creditworthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests. However, China promulgated a new Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the new Bankruptcy Law, a Chinese bank may go into bankruptcy. In the event of bankruptcy of one of the banks which holds the Group’s deposits, it is unlikely to claim its deposits back in full since it is unlikely to be classified as a secured creditor based on PRC laws. The Group continues to monitor the financial strength of these financial institutions.

Accounts receivable are typically unsecured and derived from revenue earned from customers in the PRC, which are exposed to credit risk. The risk is mitigated by the Group’s assessment of its customers’ creditworthiness and its ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within expectations. There were both two customers that individually represented greater than 10% of the total accounts receivable as of December 31, 2015 and 2016.

Business, customer, political, social and economic risks

The Group participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows; changes in the overall demand for services and products; changes in business offerings; competitive pressures due to new entrants; acceptance of the Internet as an effective marketing platform by China’s automotive industry; changes in certain strategic relationships or customer relationships; growth in China’s automotive industry, regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth.

There were no customers that individually represented greater than 10% of the total net revenues for the years ended December 31, 2014, 2015 and 2016, respectively.

Currency convertibility risk

The Group transacts substantially all its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual-rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into US$ or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

As of December 31, 2016, cash and cash equivalents, restricted cash and short-term investments in PRC were held by PRC subsidiaries and the VIEs. Cash and cash equivalents, restricted cash and short-term investments of PRC subsidiaries and VIEs are all denominated in RMB and altogether amounted to RMB4,746,982 (US$683,708) and RMB58,123 (US$8,371), respectively. Cash distributed outside of the PRC by PRC subsidiaries and the VIEs may be subject to PRC dividend withholding tax.

Foreign Currency exchange rate risk

Since July 21, 2005, the RMB was permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. There was depreciation of 2.4%, 4.2% and 6.7% in the year ended December 31, 2014, 2015 and 2016, respectively. A significant depreciation of the RMB against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Company’s earnings, which in turn could adversely affect the price of the Company’s ADSs.